Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA PARTNERS FUNDS GROUP II
Prospectus Date	rr_ProspectusDate	May 01, 2015
Transamerica Partners Institutional Small Core
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TRANSAMERICA PARTNERS INSTITUTIONAL SMALL CORE
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

		During the most recent fiscal year, the portfolio turnover rate for the underlying master fund in which the fund invests was 148% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund. This table and the example below reflect the direct expenses of the fund and its allocated share of expenses of the underlying master fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests in securities through an underlying master fund having the same investment goals and strategies.

The fund normally invests primarily in stocks of companies with small market capitalizations which, in the opinion of the fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”), present an opportunity for significant increases in value, without consideration for current income. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (or small-cap companies) and other investments with similar economic characteristics. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index[1]. As of March 31, 2015, the market capitalizations of companies in the Russell 2000® Index ranged from $5 million to $7.5 billion. Over time, the capitalizations of the companies in the Russell 2000® Index will change. As they do, the size of the companies in which the fund invests may change.

The fund may invest in sponsored and unsponsored American Depositary Receipts and/or foreign securities trading on U.S. exchanges, which generally stay under 10% of portfolio assets. An issuer that is a Russell 2000® Index constituent shall not be considered a foreign issuer, regardless of the issuer’s domicile or headquarters. The fund may also invest in real estate investment trusts (“REITs”).

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.

		[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the fund's performance. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of principal risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.
  Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
  Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
  Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
  Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.
  Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.
  Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
  Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.
  Portfolio Selection – The value of your investment may decrease if the sub-adviser's judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.
  REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
  Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
  Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.
  Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericapartners.com/content/Performance.aspx or by calling 1-888-233-4339.

Prior to July 3, 2008, the fund had different sub-advisers. The performance set forth for the period prior to that date is partly attributable to the previous sub-advisers.

Prior to February 27, 2009, the fund had different sub-advisers. The performance set forth for the period between July 3, 2008 and February 26, 2009 is partly attributable to the previous sub-advisers.

		Prior to June 28, 2013, the fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth for the period between February 27, 2009 and June 27, 2013 is partly attributable to a previous sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamericapartners.com/content/Performance.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	09/30/2009	18.96%
Worst Quarter:	12/31/2008	-25.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2014)
Transamerica Partners Institutional Small Core | Transamerica Partners Institutional Small Core
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%	[1],[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[1],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%	[1]
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	394
5 years	rr_ExpenseExampleYear05	709
10 years	rr_ExpenseExampleYear10	1,603
2005	rr_AnnualReturn2005	10.19%
2006	rr_AnnualReturn2006	11.52%
2007	rr_AnnualReturn2007	(4.73%)
2008	rr_AnnualReturn2008	(36.21%)
2009	rr_AnnualReturn2009	27.17%
2010	rr_AnnualReturn2010	29.65%
2011	rr_AnnualReturn2011	(2.47%)
2012	rr_AnnualReturn2012	14.84%
2013	rr_AnnualReturn2013	33.23%
2014	rr_AnnualReturn2014	3.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
1 Year	rr_AverageAnnualReturnYear01	3.94%
5 Years	rr_AverageAnnualReturnYear05	14.99%
10 Years	rr_AverageAnnualReturnYear10	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2000
Transamerica Partners Institutional Small Core | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Transamerica Partners Institutional Small Core | S&P 500® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%

[1]	The fund invests in securities through an underlying master fund. This table and the example below reflect the direct expenses of the fund and its allocated share of expenses of the underlying master fund.
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.
[3]	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc. ("TAM"), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund's business.